UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004

Institutional Investment Manager Filing this Report:

RS Value Group LLC
388 Market Street, Ste. 1700
San Francisco, CA  94111

13F File Number:	028-05157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

George Randall Hecht
CEO
(415) 591-2700

Signature, Place, and Date of Signing:

/s/G. Randall Hecht	San Francisco, CA		May 14, 2004

Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	36

Form 13F Information Table Value Total:	47,141

List of Other Included Managers:  None

ISSUER          	      CLASS   CUSIP     VALUE    SHS      INVEST  VOTG
                                         (X1000)            DISCRET AUTH
Abgenix                   Com   00339B107  1,557    116,900   sole  sole
Aclara Biosciences        Com   00461p106  3,442    860,485   sole  sole
Alaska Comm Systems Group Com   01167p101    587    122,500   sole  sole
Amtech Systems Inc.       Com   032332504     27      5,000   sole  sole
Argonaut Technologies     Com   040175101    246    178,173   sole  sole
Ceva                      Com   157210105    782     82,500   sole  sole
Coinstar                  Com   19259p300  2,369    150,000   sole  sole
CPI Aerostructures Inc.   Com   125919308  1,510    151,000   sole  sole
Cuisine Solutions         Com   229904107    154    123,370   sole  sole
Denny's Corp.             Com   24869P104    148     69,000   sole  sole
Electronic Clearing House Com   285562500     38      4,000   sole  sole
Eloyalty Corporation      Com   290151109    953    138,500   sole  sole
Energy Conversion Devices Com   292659109    871     89,000   sole  sole
First Avenue Networks Inc.Com   31865X106     34     11,300   sole  sole
Illumina                  Com   452327109  4,891    652,100   sole  sole
Imageware Systems Inc     Com   45245s108  1,053    269,400   sole  sole
InfoCrossing Inc.         Com   45664X109  2,073    153,000   sole  sole
Ivanhoe Energy            Com   465790103  4,881   1,984,136  sole  sole
Ivanhoe Mines, Ltd.       Com   46579N103  2,506    444,300   sole  sole
Juno Lighting             Com   482047206    258      9,098   sole  sole
MPSI Systems              Com   553412206     38    220,838   sole  sole
NCSoft Corp.              Com   Y6258Y104  3,115     50,480   sole  sole
Netsolve Inc.             Com   64115j106  2,232    211,400   sole  sole
New Frontier Media        Com   644398109  2,687    346,700   sole  sole
Persistence Software Inc. Com   715329108    305     77,060   sole  sole
Protein Design Labs       Com   74369l103    226      9,500   sole  sole
PYR Energy Corporation    Com   693677106    608    506,250   sole  sole
Raindance Communications  Com   75086X106    699    245,119   sole  sole
Sentex Sensing Technology Com   817268105     78    815,961   sole  sole
SurModics                 Com   868873100  3,411    171,300   sole  sole
U.S. Global Investors Pfd Cl A  902952100    292     72,500   sole  sole
Universal Access Global HoCom   91336M105    117     43,355   sole  sole
Webzen, ADR               ADR   94846M102  1,326    141,800   sole  sole
Willbros Group            Com   969199108  1,944    129,500   sole  sole
WorldPort Communications  Com   98155j105    391    582,900   sole  sole
Zhone Technologies        Com   98950p108  1,294    332,636   sole  sole